UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

July 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 56.8%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	26,074	$28,908,399
Republic of Albania, 8.93%, 4/23/25	ALL	483,300	3,889,785

Total Albania			$32,798,184

Angola — 0.3%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	15,739	$15,694,931

Total Angola			$15,694,931

Argentina — 0.9%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	$20,947,938
Republic of Argentina, 8.75%, 5/7/24	USD	23,301	21,637,565

Total Argentina			$42,585,503

Armenia — 0.3%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	13,497	$13,411,969

Total Armenia			$13,411,969

Bangladesh — 1.2%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,071,278
Bangladesh Treasury Bond, 8.50%, 3/4/17	BDT	100,000	1,307,368
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	362,000	4,739,687
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	483,800	6,590,230
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	5,860,799
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,375,015
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,976,777
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,936,509
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,866,674
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,268,203
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	600,200	8,398,926
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	369,600	5,160,113
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,135,750
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	308,400	4,320,076
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,084,891

Total Bangladesh			$56,092,296

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	24,772	$22,852,170
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,975	2,744,437

Total Barbados			$25,596,607

Colombia — 0.2%
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	$9,520,825

Total Colombia			$9,520,825

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,582,651	$2,638,345
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	176,435	325,812

Total Costa Rica			$2,964,157

Croatia — 1.7%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	75,825	$80,268,345

Total Croatia			$80,268,345

Security	Principal Amount (000’s omitted)		Value
Cyprus — 1.5%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	27,682	$30,553,782
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	13,736	15,330,289
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	9,538	11,077,433
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	10,372	12,077,366

Total Cyprus			$69,038,870

Dominican Republic — 1.3%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,584,870
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	9,794	9,891,940
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	5,709	6,943,286
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,023,805
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,823,122
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	9,082,822
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	791,427
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	2,874,174
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	21,636,970
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	434,144

Total Dominican Republic			$63,086,560

Ecuador — 3.6%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,712	$74,739,860
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	36,244	30,535,570
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	30,813	30,658,935
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	37,828	36,221,823

Total Ecuador			$172,156,188

Egypt — 0.8%
Arab Republic of Egypt, 5.875%, 6/11/25(4)	USD	38,277	$37,568,875

Total Egypt			$37,568,875

Fiji — 1.3%
Republic of Fiji, 9.00%, 3/15/16	USD	62,365	$63,240,605

Total Fiji			$63,240,605

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,818,090

Total Germany			$18,818,090

Hungary — 1.0%
Hungary Government Bond, 3.50%, 6/24/20	HUF	13,088,510	$48,129,293

Total Hungary			$48,129,293

Iceland — 1.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	$7,363,573
Republic of Iceland, 6.50%, 1/24/31	ISK	374,275	2,027,664
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	13,516,472
Republic of Iceland, 7.25%, 10/26/22	ISK	459,409	3,561,955
Republic of Iceland, 8.00%, 6/12/25	ISK	1,456,831	8,768,999
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	21,533,752

Total Iceland			$56,772,415

India — 2.5%
India Government Bond, 7.16%, 5/20/23	INR	2,041,030	$30,331,888
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,002,745
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,755,293
India Government Bond, 8.28%, 9/21/27	INR	963,780	15,271,366
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,975,013
India Government Bond, 8.83%, 11/25/23	INR	1,658,960	27,122,118

Total India			$117,458,423

Security	Principal Amount (000’s omitted)		Value
Indonesia — 1.0%
Republic of Indonesia, 3.375%, 7/30/25(4)	EUR	44,193	$48,134,090

Total Indonesia			$48,134,090

Iraq — 1.3%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	74,894	$59,817,838

Total Iraq			$59,817,838

Ivory Coast — 0.4%
Ivory Coast, 6.375%, 3/3/28(4)	USD	22,000	$20,955,000

Total Ivory Coast			$20,955,000

Jamaica — 0.1%
Jamaica Government International Bond, 7.875%, 7/28/45	USD	5,618	$5,589,910

Total Jamaica			$5,589,910

Kazakhstan — 2.1%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	94,099	$93,322,683
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	7,565	7,509,776

Total Kazakhstan			$100,832,459

Kenya — 0.4%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,491,609
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,911,729
Republic of Kenya, 6.875%, 6/24/24(1)	USD	10,748	10,602,902

Total Kenya			$17,006,240

Lebanon — 1.7%
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	$4,755,225
Lebanese Republic, 8.50%, 1/19/16(1)	USD	68,604	69,770,268
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	7,526,060	5,026,361
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	3,257,430	2,176,591

Total Lebanon			$81,728,445

Macedonia — 1.5%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	7,793	$8,353,259
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	58,857,564
Republic of Macedonia, 4.625%, 12/8/15	EUR	1,546	1,700,102

Total Macedonia			$68,910,925

New Zealand — 3.8%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	98,198	$66,499,181
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	61,320	46,315,814
New Zealand Government Bond, 4.50%, 4/15/27(1)	NZD	40,000	29,320,823
New Zealand Government Bond, 5.00%, 3/15/19(1)	NZD	33,390	23,832,541
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	12,435,069

Total New Zealand			$178,403,428

Nigeria — 0.4%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	16,901	$16,850,466

Total Nigeria			$16,850,466

Pakistan — 1.6%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,672,904
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,312,465
Islamic Republic of Pakistan, 7.25%, 4/15/19(1)	USD	13,134	13,741,448
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	14,778	15,461,482
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	20,857	22,369,132
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	12,240,443

Total Pakistan			$75,797,874

Security	Principal Amount (000’s omitted)		Value
Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$340,025
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	500	507,500
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	6,325,890
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	21,065	21,960,262

Total Paraguay			$29,133,677

Philippines — 1.3%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$7,870,807
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,376,448
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	41,133,960
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	5,826,502

Total Philippines			$62,207,717

Romania — 1.7%
Romania Government Bond, 3.625%, 4/24/24(1)	EUR	20,455	$24,280,988
Romania Government Bond, 4.375%, 8/22/23(1)	USD	394	412,676
Romania Government Bond, 4.875%, 1/22/24(1)	USD	786	847,908
Romania Government Bond, 5.95%, 6/11/21	RON	141,330	40,377,259
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	578,710
Romania Government Bond, 6.75%, 2/7/22(1)	USD	11,762	13,923,267

Total Romania			$80,420,808

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	24,638	$25,158,355

Total Rwanda			$25,158,355

Serbia — 5.8%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	17,201	$17,905,381
Republic of Serbia, 5.875%, 12/3/18(1)	USD	36,930	39,039,442
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,842,146
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,843,736
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	13,002,706
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	15,748,596
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	26,849,662
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	365,528
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,063,080
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	4,727,469
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,891,462
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	24,112,106
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,515,801
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,515,492
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	20,693,255
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	54,471,552
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	12,775,568

Total Serbia			$276,362,982

Slovenia — 2.0%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	9,953	$10,512,856
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	18,661,963
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	63,867,655

Total Slovenia			$93,042,474

Sri Lanka — 0.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	12,965	$12,916,381
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,276,600
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	13,567,815
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	1,000	1,023,750

Total Sri Lanka			$42,784,546

Security	Principal Amount (000’s omitted)		Value
Tanzania — 1.0%
United Republic of Tanzania, 6.397%, 3/9/20(1)(6)	USD	49,465	$49,650,494

Total Tanzania			$49,650,494

Thailand — 1.0%
Kingdom of Thailand, 1.25%, 3/12/28(1)(5)	THB	1,768,322	$45,623,838

Total Thailand			$45,623,838

Turkey — 4.3%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	17,268	$5,835,856
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	20,526	7,422,036
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	31,999	11,570,659
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	223,621	84,369,482
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	48,776,775
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	44,174,000

Total Turkey			$202,148,808

Uganda — 0.0%(7)
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$724,341

Total Uganda			$724,341

Ukraine — 0.0%(7)
Ukraine Government International Bond, 6.875%, 9/23/15(1)	USD	749	$469,923

Total Ukraine			$469,923

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	65,580	$2,293,627
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,138,259
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	114,867	3,877,999
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	298,480
Monetary Regulation Bill, 0.00%, 3/3/16(5)	UYU	319,685	10,977,816
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,051,407
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	403,364	13,775,410
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,240,761
Monetary Regulation Bill, 0.00%, 7/28/16(5)	UYU	24,900	841,081
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	41,708	1,369,855
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	5,484	189,367
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,205,280

Total Uruguay			$44,259,342

Venezuela — 1.9%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	22,257	$18,055,586
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	81,096	34,263,060
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(3)	USD	87,134	36,596,238

Total Venezuela			$88,914,884

Vietnam — 0.0%(7)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$239,725

Total Vietnam			$239,725

Zambia — 1.1%
Republic of Zambia, 8.50%, 4/14/24(1)	USD	1,000	$957,500
Republic of Zambia, 8.50%, 4/14/24(4)	USD	34,224	32,769,480
Republic of Zambia, 8.97%, 7/30/27(4)	USD	12,869	12,354,240
Zambia Government Bond, 11.00%, 9/2/19	ZMW	44,500	4,183,133

Total Zambia			$50,264,353

Total Foreign Government Bonds (identified cost $2,882,711,326)			$2,690,635,078

Foreign Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	9,500	$9,298,125

Total Azerbaijan			$9,298,125

Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	22,216	$23,161,957

Total Georgia			$23,161,957

India — 1.2%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,081,645
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	8,898,344
Food Corp. of India, 9.95%, 3/7/22	INR	650,000	10,948,301
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,139,884
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	8,693,109
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	564,502
NTPC, Ltd., 9.17%, 9/22/24	INR	675,000	11,033,428
Power Finance Corp., Ltd., 8.39%, 4/19/25	INR	150,000	2,336,937
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	8,845,796
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,362,307

Total India			$56,904,253

Russia — 0.2%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	3,877	$4,293,292
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	7,373	7,422,768

Total Russia			$11,716,060

Total Foreign Corporate Bonds (identified cost $102,553,346)			$101,080,395

Senior Floating-Rate Interests — 0.3%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Banks and Thrifts — 0.3%
Akbank T.A.S., Term Loan, 0.55%, 9/23/15	EUR	6,000	$6,582,914
Turkiye Vakiflar Bankasi, Term Loan, 0.50%, 9/22/15	EUR	5,000	5,478,898

Total Banks and Thrifts			$12,061,812

Total Senior Floating-Rate Interests (identified cost $13,758,675)			$12,061,812

Sovereign Loans — 0.3%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.45%, Maturing August 1, 2021(9)(10)(11)(12)		$15,600	$15,432,972

Total Ethiopia			$15,432,972

Total Sovereign Loans (identified cost $14,203,610)			$15,432,972

Debt Obligations - United States — 13.6%

Corporate Bonds & Notes — 0.0%(7)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$607,849

Total Corporate Bonds & Notes (identified cost $515,876)		$607,849

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$138,443	$158,277
Series 1548, Class Z, 7.00%, 7/15/23	139,546	157,788
Series 1650, Class K, 6.50%, 1/15/24	810,156	911,492
Series 1817, Class Z, 6.50%, 2/15/26	119,576	135,265
Series 1927, Class ZA, 6.50%, 1/15/27	437,764	498,826
Series 2127, Class PG, 6.25%, 2/15/29	649,647	715,252
Series 2344, Class ZD, 6.50%, 8/15/31	859,834	1,008,003
Series 2458, Class ZB, 7.00%, 6/15/32	1,538,284	1,802,119

		$5,387,022

Federal National Mortgage Association:
Series 1992-180, Class F, 1.341%, 10/25/22(6)	$518,945	$527,869
Series 1993-16, Class Z, 7.50%, 2/25/23	500,591	563,398
Series 1993-79, Class PL, 7.00%, 6/25/23	319,902	361,178
Series 1993-104, Class ZB, 6.50%, 7/25/23	114,591	126,057
Series 1993-121, Class Z, 7.00%, 7/25/23	1,922,280	2,151,262
Series 1993-141, Class Z, 7.00%, 8/25/23	397,066	449,614
Series 1994-42, Class ZQ, 7.00%, 4/25/24	2,398,071	2,679,072
Series 1994-79, Class Z, 7.00%, 4/25/24	490,757	549,158
Series 1994-89, Class ZQ, 8.00%, 7/25/24	357,305	410,821
Series 1996-35, Class Z, 7.00%, 7/25/26	122,557	141,134
Series 1998-16, Class H, 7.00%, 4/18/28	412,617	469,186
Series 1998-44, Class ZA, 6.50%, 7/20/28	661,507	760,800
Series 1999-25, Class Z, 6.00%, 6/25/29	744,763	844,120
Series 2000-2, Class ZE, 7.50%, 2/25/30	160,782	189,280
Series 2000-49, Class A, 8.00%, 3/18/27	479,523	557,831
Series 2001-31, Class ZA, 6.00%, 7/25/31	5,297,309	6,016,569
Series 2001-37, Class GA, 8.00%, 7/25/16	5,566	5,653
Series 2001-74, Class QE, 6.00%, 12/25/31	1,515,083	1,701,099
Series 2009-48, Class WA, 5.834%, 7/25/39(13)	6,302,208	7,129,377
Series 2011-38, Class SA, 12.929%, 5/25/41(14)	7,331,410	9,269,257
Series G48, Class Z, 7.10%, 12/25/21	432,014	477,274
Series G92-60, Class Z, 7.00%, 10/25/22	843,510	922,045
Series G93-1, Class K, 6.675%, 1/25/23	670,826	740,611
Series G93-31, Class PN, 7.00%, 9/25/23	2,081,322	2,353,669
Series G93-41, Class ZQ, 7.00%, 12/25/23	4,120,063	4,661,913
Series G94-7, Class PJ, 7.50%, 5/17/24	675,551	779,008

		$44,837,255

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$157,214	$172,791

		$172,791

Total Collateralized Mortgage Obligations (identified cost $45,789,552)		$50,397,068

Mortgage Pass-Throughs — 11.8%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.512%, with maturity at 2036(15)	$4,191,537	$4,487,199
2.878%, with maturity at 2035(15)	3,516,521	3,743,121
2.998%, with maturity at 2023(15)	130,886	136,743
3.152%, with maturity at 2029(15)	521,362	527,879
4.391%, with maturity at 2030(15)	788,932	857,954
4.50%, with maturity at 2035	620,365	664,302
6.00%, with various maturities to 2035	25,348,209	29,060,543
6.50%, with various maturities to 2036	26,879,041	31,166,361
6.60%, with maturity at 2030	1,604,597	1,883,483
7.00%, with various maturities to 2036	27,220,900	31,685,042
7.31%, with maturity at 2026	82,589	96,069
7.50%, with various maturities to 2035	15,971,802	18,718,038
7.95%, with maturity at 2022	225,015	253,246
8.00%, with various maturities to 2034	6,355,158	7,564,507
8.15%, with maturity at 2021	81,670	90,267
8.30%, with maturity at 2021	14,969	16,501
8.47%, with maturity at 2018	39,054	41,588
8.50%, with various maturities to 2028	507,005	594,884
9.00%, with various maturities to 2027	843,014	955,009
9.50%, with maturity at 2027	118,777	135,771
9.75%, with maturity at 2016	135	139
10.00%, with various maturities to 2020	236,531	258,776
10.50%, with maturity at 2021	132,324	143,227
11.00%, with maturity at 2016	13,420	13,717

		$133,094,366

Federal National Mortgage Association:
1.93%, with maturity at 2035(15)	$13,541,533	$14,069,050
1.931%, with maturity at 2022(15)	1,195,943	1,223,070
1.934%, with maturity at 2027(15)	234,855	241,798
1.937%, with various maturities to 2035(15)	5,350,912	5,548,234
1.94%, with maturity at 2038(15)	906,359	941,296
1.95%, with various maturities to 2033(15)	11,219,221	11,602,137
2.019%, with maturity at 2035(15)	3,548,227	3,670,557
2.087%, with maturity at 2025(15)	882,786	913,426
2.287%, with maturity at 2024(15)	492,487	511,605
2.299%, with maturity at 2028(15)	201,293	212,265
2.911%, with maturity at 2023(15)	78,280	80,486
3.627%, with maturity at 2034(15)	2,202,202	2,394,867
3.713%, with maturity at 2035(15)	6,867,038	7,467,818
3.862%, with maturity at 2035(15)	5,627,010	6,119,303
5.50%, with maturity at 2020	459,462	484,774
6.00%, with various maturities to 2038	107,973,379	123,745,673
6.32%, with maturity at 2032(15)	2,197,093	2,445,558
6.50%, with various maturities to 2038	28,824,745	33,273,060
7.00%, with various maturities to 2037	66,606,220	77,767,150
7.244%, with maturity at 2025(15)	59,262	63,576
7.50%, with various maturities to 2037	47,907,706	56,707,864
8.00%, with various maturities to 2034	3,701,557	4,340,531
8.50%, with various maturities to 2037	6,435,706	7,902,648
9.00%, with various maturities to 2032	1,558,410	1,800,018
9.073%, with maturity at 2028(13)	110,653	118,286
9.50%, with various maturities to 2031	1,350,405	1,578,885
9.889%, with maturity at 2027(13)	124,667	138,474
10.50%, with maturity at 2029	159,631	187,194
11.50%, with maturity at 2031	197,822	246,103

		$365,795,706

Security	Principal Amount	Value
Government National Mortgage Association:
2.00%, with maturity at 2024(15)	$379,830	$390,736
6.00%, with maturity at 2032	9,826,981	11,370,647
6.50%, with various maturities to 2032	12,946,803	15,044,524
7.00%, with various maturities to 2034	15,591,947	18,182,356
7.50%, with various maturities to 2032	4,073,142	4,708,758
7.75%, with maturity at 2019	20,878	23,084
8.00%, with various maturities to 2034	8,798,056	10,396,257
8.30%, with various maturities to 2020	15,441	16,701
8.50%, with various maturities to 2021	244,797	258,532
9.00%, with various maturities to 2025	184,511	211,623
9.50%, with various maturities to 2026	763,578	907,770

		$61,510,988

Total Mortgage Pass-Throughs (identified cost $540,719,658)		$560,401,060

U.S. Treasury Obligations — 0.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,993,829
U.S. Treasury Bond, 9.875%, 11/15/15(16)	28,900,000	29,700,385

Total U.S. Treasury Obligations (identified cost $31,363,053)		$31,694,214

Total Debt Obligations - United States (identified cost $618,388,139)		$643,100,191

Common Stocks — 0.8%

Security	Shares	Value
Romania — 0.2%
Banca Transilvania(17)	2,887,200	$1,723,257
BRD-Groupe Societe Generale SA(17)	567,100	1,611,001
Electrica SA	474,600	1,513,616
OMV Petrom SA	15,473,900	1,507,980
Societatea Nationala de Gaze Naturale ROMGAZ SA	162,200	1,388,257
Societatea Nationala Nuclearelectrica SA	202,000	376,795
Transelectrica SA	233,200	1,590,603
Transgaz SA Medias	22,600	1,543,543

Total Romania		$11,255,052

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(17)	36,888,000	$11,574,983

Total Singapore		$11,574,983

Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,434,710
Bank for Investment and Development of Vietnam JSC	334,100	390,760
Bao Viet Holdings	156,900	377,858
Danang Rubber JSC	52,800	120,730
HA TIEN 1 Cement JSC(17)	183,000	183,845
HAGL JSC(17)	1,002,700	795,243
Hoa Phat Group JSC	420,600	625,865
Hoa Sen Group	41,400	80,410
Kinh Bac City Development Share Holding Corp.(17)	513,300	374,017
Kinh Do Corp.	373,100	828,117

Security	Shares	Value
Masan Group Corp.(17)	593,000	$2,444,697
PetroVietnam Drilling and Well Services JSC	236,785	475,048
PetroVietnam Fertilizer & Chemical JSC	385,500	556,743
PetroVietnam Gas JSC	165,200	446,007
PetroVietnam Technical Services JSC	628,300	742,151
Pha Lai Thermal Power JSC	219,100	220,024
Saigon - Hanoi Commercial Joint Stock Bank	775,000	299,239
Saigon Securities, Inc.	607,700	757,496
Saigon Thuong Tin Commercial JSB(17)	1,068,400	930,745
Tan Tao Investment & Industry JSC(17)	1,064,400	307,269
Vietnam Construction and Import-Export JSC	311,100	176,917
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	153,458
Vingroup JSC	1,412,356	2,794,454

Total Vietnam		$15,515,803

Total Common Stocks (identified cost $43,688,895)		$38,345,838

Investment Funds — 0.3%

Security	Shares	Value
Fondul Proprietatea SA	58,345,647	$11,832,554

Total Investment Funds (identified cost $14,525,368)		$11,832,554

Precious Metals — 0.5%

Description	Troy Ounces	Value
Platinum(17)	24,986	$24,566,467

Total Precious Metals (identified cost $43,799,986)		$24,566,467

Currency Call Options Purchased — 0.0%(7)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank, N.A.	INR	3,665,922	INR	65.58	1/4/16	$1,120,571
Indian Rupee	Standard Chartered Bank	INR	2,630,235	INR	65.52	1/4/16	782,768

Total Currency Call Options Purchased (identified cost $2,054,037)							$1,903,339

Currency Put Options Purchased — 0.9%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	$120,201
British Pound Sterling	Goldman Sachs International	GBP	49,297	USD	1.52	11/10/15	492,153
Euro	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	2,836,999

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	$5,366,702
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	9,272,091
Euro	Goldman Sachs International	EUR	59,151	USD	1.19	10/29/19	5,731,787
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	10,951,570
Japanese Yen	Goldman Sachs International	JPY	3,887,520	JPY	120.00	11/11/15	1,195,996
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	4,496,880	JPY	120.00	11/11/15	1,383,465
Yuan Renminbi Offshore	Citibank, N.A.	CNH	200,470	CNH	6.34	6/7/16	550,630
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	193,028	CNH	6.40	7/27/16	534,914
Yuan Renminbi Offshore	Goldman Sachs International	CNH	210,474	CNH	6.39	7/27/16	590,453
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	680,952
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	613,715
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	235,074	CNH	6.47	6/15/17	1,261,750
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	219,051	CNH	6.47	6/15/17	1,180,039

Total Currency Put Options Purchased (identified cost $30,881,153)							$42,763,417

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Hang Seng Index	Citibank, N.A.		521	HKD	14,000.00	12/30/15	$309,986
Nikkei 225 Index	Deutsche Bank AG		277	JPY	20,000.00	11/13/15	2,331,829
Nikkei 225 Index	Goldman Sachs International		326	JPY	16,000.00	5/13/16	11,946,201
SGX CNX Nifty Index	Citibank, N.A.		910	INR	9,000.00	9/24/15	87,724

Total Call Options Purchased (identified cost $9,666,553)							$14,675,740

Short-Term Investments — 20.8%

Foreign Government Securities — 3.7%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	207,200	$1,126,839
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	511,250	2,756,665
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	75,170	404,611

Total Iceland			$4,288,115

Security	Principal Amount (000’s omitted)		Value
Lebanon — 1.6%
Lebanon Treasury Bill, 0.00%, 8/6/15	LBP	4,723,090	$3,133,058
Lebanon Treasury Bill, 0.00%, 9/17/15	LBP	9,842,400	6,476,993
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	15,302,930	10,067,931
Lebanon Treasury Bill, 0.00%, 12/24/15	LBP	10,540,500	6,871,746
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	17,357,740	11,296,581
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	48,796,800	31,715,330
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	12,741,920	8,264,241

Total Lebanon			$77,825,880

Serbia — 0.6%
Serbia Treasury Bill, 0.00%, 11/26/15	EUR	23,881	$26,184,428

Total Serbia			$26,184,428

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	36,300	$265,911
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	581,250	4,232,411
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	1,641,890	11,853,582
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	1,362,870	9,828,357
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	3,647,330	26,272,616
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	381,390	2,744,030

Total Sri Lanka			$55,196,907

Uganda — 0.0%(7)
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,945,000	$561,330
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,803,300	517,692

Total Uganda			$1,079,022

Uruguay — 0.0%(7)
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	23,773	$832,327
Monetary Regulation Bill, 0.00%, 5/17/16	UYU	21,690	687,403

Total Uruguay			$1,519,730

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 8/10/15	ZMW	74,100	$9,643,234

Total Zambia			$9,643,234

Total Foreign Government Securities (identified cost $181,288,748)			$175,737,316

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/15/15(16)		$26,000	$25,998,154

Total U.S. Treasury Obligations (identified cost $25,999,458)			$25,998,154

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 7/27/15 with a maturity date of 8/12/15, an interest rate of 0.28% payable by the Portfolio and repurchase proceeds of EUR 18,737,459, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,099,710.	EUR	18,740	$20,580,667

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/29/15 with an interest rate of 5.00% payable by the Portfolio, collateralized by USD 351,000 Ukraine Government International Bond 7.75%, due 9/23/20 and a market value, including accrued interest, of $214,200.(18)	USD	201	$200,509
Dated 7/30/15 with an interest rate of 5.00% payable by the Portfolio, collateralized by USD 395,000 Ukraine Government International Bond 7.75%, due 9/23/20 and a market value, including accrued interest, of $241,051.(18)	USD	226	225,643

Total Repurchase Agreements (identified cost $21,217,625)			$21,006,819

Other — 16.1%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(19)		$761,703	$761,703,037

Total Other (identified cost $761,703,037)			$761,703,037

Total Short-Term Investments (identified cost $990,208,868)			$984,445,326

Total Investments — 96.7% (identified cost $4,766,439,956)			$4,580,843,129

Less Unfunded Loan Commitments — (0.1)%			$(2,608,651)

Net Investments — 96.6% (identified cost $4,763,831,305)			$4,578,234,478

Currency Put Options Written — (0.7)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	$(120,201)
British Pound Sterling	Goldman Sachs International	GBP	49,297	USD	1.52	11/10/15	(492,153)
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	(5,366,702)
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(9,272,091)
Euro	Goldman Sachs International	EUR	59,151	USD	1.19	10/29/19	(5,731,787)
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	(10,951,570)
Japanese Yen	Goldman Sachs International	JPY	3,887,520	JPY	120.00	11/11/15	(1,195,996)
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	4,496,880	JPY	120.00	11/11/15	(1,383,465)

Total Currency Put Options Written (premiums received $32,876,547)							$(34,513,965)

Call Options Written — (0.3)%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		277	JPY	20,000.00	11/13/15	$(2,331,828)
Nikkei 225 Index	Goldman Sachs International		326	JPY	16,000.00	5/13/16	(11,946,201)

Value
Total Call Options Written (premiums received $8,663,300)	$(14,278,029)

Other Assets, Less Liabilities — 4.4%	$207,893,953

Net Assets — 100.0%	$4,737,336,437

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ALL	-	Albanian Lek

BDT	-	Bangladesh Taka

CNH	-	Yuan Renminbi Offshore

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $1,159,499,627 or 24.5% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $583,056,160 or 12.3% of the Portfolio’s net assets.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(7)	Amount is less than 0.05%.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at July 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(15)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Non-income producing.

(18)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $628,550.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,095,558)

Total Spain			$(19,095,558)

Ukraine — (0.0)%(1)
Ukraine Government International Bond, 7.75%, 9/23/20	USD	(746)	$(434,694)

Total Ukraine			$(434,694)

Total Foreign Government Bonds (proceeds $20,576,347)			$(19,530,252)

Total Securities Sold Short (proceeds $20,576,347)			$(19,530,252)

EUR	-	Euro

USD	-	United States Dollar

(1)	Amount is less than (0.05)%.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2015 were $60,203,659 or 1.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Euro 13,806,329	Hungarian Forint 4,264,775,000	JPMorgan Chase Bank, N.A.	$82,905	$—	$82,905
8/4/15	Euro 104,644,987	Polish Zloty 434,224,372	BNP Paribas	188,337	—	188,337
8/4/15	Euro 14,076,814	Polish Zloty 56,700,000	BNP Paribas	—	(428,455)	(428,455)
8/4/15	Hungarian Forint 4,264,775,000	Euro 14,065,881	BNP Paribas	202,148	—	202,148
8/4/15	New Taiwan Dollar 743,138,000	United States Dollar 24,390,771	Deutsche Bank AG	852,516	—	852,516
8/4/15	New Taiwan Dollar 743,138,000	United States Dollar 23,552,055	Standard Chartered Bank	13,801	—	13,801
8/4/15	Polish Zloty 314,309,000	Euro 74,288,220	BNP Paribas	—	(1,737,592)	(1,737,592)
8/4/15	Polish Zloty 176,615,372	Euro 42,604,118	JPMorgan Chase Bank, N.A.	—	(31,500)	(31,500)
8/4/15	Swiss Franc 44,445,000	United States Dollar 47,478,902	Goldman Sachs International	1,483,869	—	1,483,869
8/4/15	United States Dollar 23,552,055	New Taiwan Dollar 743,138,000	Deutsche Bank AG	—	(13,801)	(13,801)
8/4/15	United States Dollar 24,313,365	New Taiwan Dollar 743,138,000	Standard Chartered Bank	—	(775,111)	(775,111)
8/4/15	United States Dollar 14,004,921	Philippine Peso 626,104,000	Australia and New Zealand Banking Group Limited	—	(315,485)	(315,485)
8/4/15	United States Dollar 13,960,990	Philippine Peso 624,140,000	Nomura International PLC	—	(314,496)	(314,496)
8/4/15	United States Dollar 47,210,747	Swiss Franc 44,445,000	Goldman Sachs International	—	(1,215,715)	(1,215,715)
8/6/15	Australian Dollar 65,581,030	United States Dollar 51,125,331	Australia and New Zealand Banking Group Limited	3,191,515	—	3,191,515
8/6/15	Australian Dollar 28,374,970	United States Dollar 22,132,477	Deutsche Bank AG	1,392,933	—	1,392,933
8/10/15	Euro 41,680,000	United States Dollar 46,343,367	Standard Chartered Bank	565,067	—	565,067
8/10/15	Euro 23,787,000	United States Dollar 26,679,261	Standard Chartered Bank	553,339	—	553,339
8/10/15	Thai Baht 362,188,000	United States Dollar 10,714,036	Deutsche Bank AG	440,240	—	440,240
8/12/15	Euro 28,592,540	United States Dollar 32,192,484	Australia and New Zealand Banking Group Limited	787,743	—	787,743
8/12/15	Hungarian Forint 13,155,981,269	United States Dollar 46,221,081	Goldman Sachs International	—	(802,727)	(802,727)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/12/15	New Taiwan Dollar 702,139,000	United States Dollar 22,836,759	Barclays Bank PLC	$618,634	$—	$618,634
8/12/15	New Taiwan Dollar 440,803,000	United States Dollar 14,337,388	BNP Paribas	388,845	—	388,845
8/12/15	New Taiwan Dollar 975,058,000	United States Dollar 31,718,487	Deutsche Bank AG	864,252	—	864,252
8/12/15	United States Dollar 32,420,630	New Taiwan Dollar 993,206,000	BNP Paribas	—	(992,130)	(992,130)
8/12/15	United States Dollar 4,302,436	New Taiwan Dollar 131,590,000	Deutsche Bank AG	—	(138,469)	(138,469)
8/12/15	United States Dollar 32,434,752	New Taiwan Dollar 993,204,000	Goldman Sachs International	—	(1,006,315)	(1,006,315)
8/17/15	Japanese Yen 2,807,466,000	United States Dollar 22,774,194	Goldman Sachs International	118,807	—	118,807
8/17/15	Japanese Yen 3,243,657,000	United States Dollar 26,316,529	JPMorgan Chase Bank, N.A.	141,216	—	141,216
8/17/15	Singapore Dollar 73,312,500	United States Dollar 54,849,993	Deutsche Bank AG	1,432,259	—	1,432,259
8/17/15	Singapore Dollar 52,182,500	United States Dollar 39,023,560	Standard Chartered Bank	1,001,792	—	1,001,792
8/17/15	United States Dollar 35,594,486	Japanese Yen 4,421,451,000	Goldman Sachs International	85,263	—	85,263
8/18/15	British Pound Sterling 2,895,112	United States Dollar 4,568,819	JPMorgan Chase Bank, N.A.	48,124	—	48,124
8/18/15	United States Dollar 4,520,552	British Pound Sterling 2,895,112	JPMorgan Chase Bank, N.A.	142	—	142
8/18/15	United States Dollar 27,142,086	Chilean Peso 16,391,106,000	BNP Paribas	—	(2,863,335)	(2,863,335)
8/19/15	Australian Dollar 37,526,445	United States Dollar 30,054,555	Morgan Stanley & Co. International PLC	2,645,536	—	2,645,536
8/19/15	Australian Dollar 37,120,555	United States Dollar 29,733,008	Standard Chartered Bank	2,620,448	—	2,620,448
8/19/15	Australian Dollar 8,670,000	United States Dollar 6,651,728	Standard Chartered Bank	319,229	—	319,229
8/19/15	Euro 65,554,229	United States Dollar 74,799,342	Goldman Sachs International	2,791,261	—	2,791,261
8/19/15	Euro 2,453,654	United States Dollar 2,670,361	Goldman Sachs International	—	(24,857)	(24,857)
8/19/15	New Zealand Dollar 83,830,980	United States Dollar 62,140,133	Morgan Stanley & Co. International PLC	6,872,095	—	6,872,095
8/19/15	New Zealand Dollar 83,722,429	United States Dollar 62,085,205	Standard Chartered Bank	6,888,731	—	6,888,731
8/19/15	New Zealand Dollar 44,091,000	United States Dollar 31,279,469	Standard Chartered Bank	2,211,181	—	2,211,181
8/19/15	Romanian Leu 1,295,000	United States Dollar 324,461	BNP Paribas	1,877	—	1,877
8/19/15	Romanian Leu 4,295,880	United States Dollar 1,071,432	BNP Paribas	1,330	—	1,330
8/19/15	Romanian Leu 100,000	United States Dollar 24,655	BNP Paribas	—	(255)	(255)
8/19/15	Romanian Leu 2,462,658	United States Dollar 613,090	BNP Paribas	—	(358)	(358)
8/19/15	Romanian Leu 170,000	United States Dollar 41,866	BNP Paribas	—	(481)	(481)
8/19/15	Romanian Leu 250,000	United States Dollar 61,624	BNP Paribas	—	(651)	(651)
8/19/15	Romanian Leu 987,720	United States Dollar 245,307	BNP Paribas	—	(734)	(734)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/19/15	Romanian Leu 724,880	United States Dollar 179,299	BNP Paribas	$—	$(1,268)	$(1,268)
8/19/15	Romanian Leu 974,820	United States Dollar 240,632	BNP Paribas	—	(2,196)	(2,196)
8/19/15	Romanian Leu 3,131,706	United States Dollar 777,098	BNP Paribas	—	(3,009)	(3,009)
8/19/15	Romanian Leu 1,836,345	United States Dollar 454,400	BNP Paribas	—	(3,033)	(3,033)
8/19/15	Romanian Leu 1,155,420	United States Dollar 283,657	BNP Paribas	—	(4,158)	(4,158)
8/19/15	Romanian Leu 3,288,381	United States Dollar 814,942	BNP Paribas	—	(4,192)	(4,192)
8/19/15	Romanian Leu 3,650,000	United States Dollar 900,587	BNP Paribas	—	(8,627)	(8,627)
8/19/15	Romanian Leu 4,222,328	United States Dollar 1,041,778	BNP Paribas	—	(10,002)	(10,002)
8/19/15	Romanian Leu 5,068,000	United States Dollar 1,251,412	BNP Paribas	—	(11,026)	(11,026)
8/19/15	Romanian Leu 4,839,240	United States Dollar 1,182,971	BNP Paribas	—	(22,482)	(22,482)
8/19/15	Romanian Leu 54,898,800	United States Dollar 14,019,817	Deutsche Bank AG	344,542	—	344,542
8/19/15	Romanian Leu 2,129,280	United States Dollar 527,337	Standard Chartered Bank	—	(3,066)	(3,066)
8/19/15	United States Dollar 44,256,545	Mexican Peso 669,402,368	Morgan Stanley & Co. International PLC	—	(2,756,345)	(2,756,345)
8/19/15	United States Dollar 43,917,968	Mexican Peso 664,566,685	Standard Chartered Bank	—	(2,717,561)	(2,717,561)
8/24/15	Polish Zloty 47,734,000	United States Dollar 13,035,746	Goldman Sachs International	388,841	—	388,841
8/24/15	Thai Baht 285,293,000	United States Dollar 8,440,621	Deutsche Bank AG	352,265	—	352,265
8/24/15	Thai Baht 401,585,000	United States Dollar 11,884,729	Standard Chartered Bank	499,373	—	499,373
8/26/15	Euro 175,816,796	United States Dollar 195,919,688	Standard Chartered Bank	2,776,706	—	2,776,706
8/28/15	Malaysian Ringgit 29,849,000	United States Dollar 7,793,473	Bank of America, N.A.	32,780	—	32,780
8/28/15	United States Dollar 7,774,189	Malaysian Ringgit 29,849,000	Deutsche Bank AG	—	(13,497)	(13,497)
9/2/15	Euro 2,286,575	United States Dollar 2,557,763	Deutsche Bank AG	45,633	—	45,633
9/2/15	United States Dollar 2,500,576	Euro 2,286,575	Deutsche Bank AG	11,554	—	11,554
9/2/15	United States Dollar 256,617	Zambian Kwacha 2,003,666	Citibank, N.A.	1,304	—	1,304
9/2/15	United States Dollar 4,890,239	Zambian Kwacha 33,742,650	Standard Chartered Bank	—	(546,725)	(546,725)
9/8/15	Euro 5,500,000	United States Dollar 6,236,291	BNP Paribas	193,248	—	193,248
9/8/15	Philippine Peso 133,731,000	United States Dollar 2,960,681	BNP Paribas	40,392	—	40,392
9/8/15	Thai Baht 214,638,000	United States Dollar 6,325,906	Standard Chartered Bank	243,884	—	243,884
9/8/15	United States Dollar 5,479,806	Philippine Peso 248,564,000	Bank of America, N.A.	—	(51,904)	(51,904)
9/9/15	Euro 16,139,672	United States Dollar 18,038,020	Goldman Sachs International	304,536	—	304,536

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/9/15	Euro 40,514,003	United States Dollar 45,206,335	Standard Chartered Bank	$691,525	$—	$691,525
9/9/15	Indian Rupee 3,415,064,000	United States Dollar 52,750,855	BNP Paribas	—	(312,376)	(312,376)
9/9/15	Indian Rupee 120,000,000	United States Dollar 1,865,982	Goldman Sachs International	1,423	—	1,423
9/9/15	Indian Rupee 708,970,000	United States Dollar 11,020,830	JPMorgan Chase Bank, N.A.	4,861	—	4,861
9/9/15	Indian Rupee 578,328,000	United States Dollar 9,005,419	Nomura International PLC	19,364	—	19,364
9/9/15	Indian Rupee 419,169,000	United States Dollar 6,527,079	Nomura International PLC	14,035	—	14,035
9/9/15	Indian Rupee 666,670,000	United States Dollar 10,362,478	Nomura International PLC	3,766	—	3,766
9/9/15	United States Dollar 15,207,765	Indian Rupee 987,136,000	Australia and New Zealand Banking Group Limited	130,345	—	130,345
9/9/15	United States Dollar 14,586,162	Indian Rupee 946,868,000	Bank of America, N.A.	126,264	—	126,264
9/9/15	United States Dollar 16,484,106	Indian Rupee 1,070,074,000	BNP Paribas	142,693	—	142,693
9/9/15	United States Dollar 1,620,110	Indian Rupee 105,615,000	Nomura International PLC	20,934	—	20,934
9/14/15	New Turkish Lira 107,233,374	United States Dollar 38,566,220	BNP Paribas	328,563	—	328,563
9/14/15	New Turkish Lira 107,758,000	United States Dollar 38,523,524	BNP Paribas	98,794	—	98,794
9/14/15	New Turkish Lira 24,026,354	United States Dollar 8,641,019	BNP Paribas	73,617	—	73,617
9/14/15	New Turkish Lira 19,814,790	United States Dollar 7,029,263	BNP Paribas	—	(36,365)	(36,365)
9/14/15	South African Rand 384,805,425	United States Dollar 31,110,472	BNP Paribas	910,369	—	910,369
9/14/15	South African Rand 581,774,000	United States Dollar 46,247,784	BNP Paribas	589,294	—	589,294
9/14/15	Thai Baht 293,580,000	United States Dollar 8,651,245	Deutsche Bank AG	333,744	—	333,744
9/14/15	Thai Baht 55,579,000	United States Dollar 1,637,325	JPMorgan Chase Bank, N.A.	62,700	—	62,700
9/14/15	United States Dollar 6,155,889	New Turkish Lira 17,154,000	BNP Paribas	—	(39,055)	(39,055)
9/14/15	United States Dollar 40,221,976	New Turkish Lira 112,590,000	BNP Paribas	—	(74,235)	(74,235)
9/14/15	United States Dollar 44,968,531	New Turkish Lira 125,035,000	BNP Paribas	—	(383,107)	(383,107)
9/14/15	United States Dollar 9,046,766	South African Rand 115,102,000	BNP Paribas	—	(13,389)	(13,389)
9/14/15	United States Dollar 35,979,655	South African Rand 453,430,000	BNP Paribas	—	(393,793)	(393,793)
9/15/15	New Zealand Dollar 49,261,390	United States Dollar 34,302,676	BNP Paribas	1,896,463	—	1,896,463
9/15/15	New Zealand Dollar 3,506,800	United States Dollar 2,433,870	BNP Paribas	126,950	—	126,950
9/15/15	New Zealand Dollar 5,451,865	United States Dollar 3,584,601	Standard Chartered Bank	—	(1,865)	(1,865)
9/16/15	Euro 17,375,000	United States Dollar 19,483,630	Goldman Sachs International	390,866	—	390,866

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/16/15	Euro 44,987,811	United States Dollar 50,426,387	JPMorgan Chase Bank, N.A.	$990,897	$—	$990,897
9/16/15	Euro 12,922,318	United States Dollar 14,674,067	JPMorgan Chase Bank, N.A.	474,196	—	474,196
9/16/15	Euro 3,391,145	United States Dollar 3,781,635	JPMorgan Chase Bank, N.A.	55,228	—	55,228
9/16/15	Euro 1,410,451	United States Dollar 1,597,557	JPMorgan Chase Bank, N.A.	47,663	—	47,663
9/16/15	Euro 377,772	United States Dollar 422,609	JPMorgan Chase Bank, N.A.	7,489	—	7,489
9/17/15	United States Dollar 17,409,569	Chilean Peso 11,143,865,000	BNP Paribas	—	(949,766)	(949,766)
9/18/15	Euro 42,471,289	Polish Zloty 177,513,000	Deutsche Bank AG	325,065	—	325,065
9/18/15	Hungarian Forint 6,944,677,500	Euro 22,316,877	Deutsche Bank AG	—	(285,513)	(285,513)
9/22/15	Euro 5,000,000	United States Dollar 6,246,695	Citibank, N.A.	751,891	—	751,891
9/22/15	South African Rand 562,124,000	United States Dollar 45,439,216	Standard Chartered Bank	1,384,453	—	1,384,453
9/24/15	Canadian Dollar 3,412,000	United States Dollar 2,687,312	Goldman Sachs International	79,298	—	79,298
9/24/15	Canadian Dollar 79,595,000	United States Dollar 64,883,349	HSBC Bank USA, N.A.	4,043,687	—	4,043,687
9/24/15	Canadian Dollar 15,062,000	United States Dollar 12,280,122	Standard Chartered Bank	767,251	—	767,251
9/24/15	Canadian Dollar 4,694,000	United States Dollar 3,614,733	Standard Chartered Bank	26,802	—	26,802
9/24/15	Canadian Dollar 81,636,000	United States Dollar 66,549,279	State Street Bank and Trust Company	4,149,546	—	4,149,546
9/24/15	United States Dollar 29,701,955	Yuan Renminbi Offshore 188,210,000	Bank of America, N.A.	428,882	—	428,882
9/24/15	United States Dollar 17,409,249	Yuan Renminbi Offshore 110,305,000	BNP Paribas	249,653	—	249,653
9/24/15	Yuan Renminbi Offshore 188,210,000	United States Dollar 30,092,896	Bank of America, N.A.	—	(37,940)	(37,940)
9/24/15	Yuan Renminbi Offshore 110,305,000	United States Dollar 17,634,128	BNP Paribas	—	(24,773)	(24,773)
9/25/15	Euro 6,000,000	United States Dollar 7,509,258	Citibank, N.A.	915,202	—	915,202
9/28/15	United States Dollar 2,948,986	Azerbaijani Manat 2,399,000	ICBC Standard Bank plc	—	(691,316)	(691,316)
9/29/15	New Taiwan Dollar 486,499,000	United States Dollar 15,471,426	Goldman Sachs International	118,440	—	118,440
9/29/15	New Taiwan Dollar 606,120,000	United States Dollar 19,272,496	JPMorgan Chase Bank, N.A.	144,497	—	144,497
9/29/15	United States Dollar 23,065,807	Yuan Renminbi Offshore 146,371,000	BNP Paribas	359,021	—	359,021
9/29/15	United States Dollar 23,976,299	Yuan Renminbi Offshore 152,144,000	Citibank, N.A.	372,426	—	372,426
9/29/15	Yuan Renminbi Offshore 146,371,000	United States Dollar 23,391,290	BNP Paribas	—	(33,538)	(33,538)
9/29/15	Yuan Renminbi Offshore 152,144,000	United States Dollar 24,314,641	Citibank, N.A.	—	(34,084)	(34,084)
9/30/15	Euro 17,666,900	United States Dollar 19,748,414	Citibank, N.A.	330,902	—	330,902
9/30/15	Euro 40,360,880	United States Dollar 45,264,727	Deutsche Bank AG	904,491	—	904,491

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/30/15	Euro 8,351,020	United States Dollar 9,367,590	Goldman Sachs International	$189,068	$—	$189,068
9/30/15	Euro 25,116,000	United States Dollar 27,730,576	Goldman Sachs International	125,833	—	125,833
9/30/15	South African Rand 492,684,213	United States Dollar 40,043,581	BNP Paribas	1,484,761	—	1,484,761
10/1/15	Hungarian Forint 16,632,082,302	Euro 53,393,523	Morgan Stanley & Co. International PLC	—	(722,193)	(722,193)
10/2/15	Singapore Dollar 18,082,000	United States Dollar 13,396,059	JPMorgan Chase Bank, N.A.	238,210	—	238,210
10/7/15	Euro 17,423,453	United States Dollar 19,244,727	Goldman Sachs International	92,729	—	92,729
10/8/15	Euro 6,444,013	Polish Zloty 27,186,000	BNP Paribas	110,025	—	110,025
10/8/15	Hungarian Forint 6,624,896,494	Euro 20,898,068	BNP Paribas	—	(689,351)	(689,351)
10/8/15	United States Dollar 11,730,155	Azerbaijani Manat 9,546,000	ICBC Standard Bank plc	—	(2,775,183)	(2,775,183)
10/13/15	Australian Dollar 87,986,000	United States Dollar 65,255,697	JPMorgan Chase Bank, N.A.	1,180,466	—	1,180,466
10/13/15	Euro 2,910,267	Serbian Dinar 380,954,000	Citibank, N.A.	261,323	—	261,323
10/13/15	Euro 356,567	Serbian Dinar 46,532,000	Deutsche Bank AG	30,722	—	30,722
10/15/15	Hungarian Forint 16,981,070,000	Euro 54,496,374	Bank of America, N.A.	—	(732,233)	(732,233)
10/16/15	Euro 1,691,265	United States Dollar 1,845,762	Standard Chartered Bank	—	(13,574)	(13,574)
10/16/15	Euro 1,696,263	United States Dollar 1,844,211	Standard Chartered Bank	—	(20,620)	(20,620)
10/16/15	Japanese Yen 4,426,181,782	United States Dollar 35,940,657	Goldman Sachs International	190,036	—	190,036
10/16/15	Romanian Leu 163,003,662	United States Dollar 40,543,132	Bank of America, N.A.	—	(33,948)	(33,948)
10/20/15	Australian Dollar 51,374,000	United States Dollar 37,899,114	Goldman Sachs International	500,005	—	500,005
10/20/15	Australian Dollar 4,573,000	United States Dollar 3,359,488	Standard Chartered Bank	30,448	—	30,448
10/21/15	Euro 3,459,557	United States Dollar 3,757,771	Standard Chartered Bank	—	(45,906)	(45,906)
10/21/15	Singapore Dollar 2,957,000	United States Dollar 2,162,055	BNP Paribas	11,378	—	11,378
10/23/15	Euro 43,533,199	United States Dollar 47,690,184	Standard Chartered Bank	—	(174,852)	(174,852)
10/27/15	Indian Rupee 2,564,016,000	United States Dollar 39,697,533	Deutsche Bank AG	152,168	—	152,168
10/27/15	United States Dollar 1,293,924	Indian Rupee 83,573,000	Deutsche Bank AG	—	(4,960)	(4,960)
10/28/15	Euro 21,809,696	United States Dollar 23,901,464	Goldman Sachs International	—	(80,475)	(80,475)
10/28/15	United States Dollar 2,828,683	Zambian Kwacha 22,903,000	Standard Chartered Bank	44,773	—	44,773
10/28/15	United States Dollar 1,441,807	Zambian Kwacha 11,612,600	Standard Chartered Bank	15,133	—	15,133
10/29/15	New Taiwan Dollar 1,255,400,000	United States Dollar 39,885,624	Bank of America, N.A.	257,848	—	257,848
10/29/15	New Taiwan Dollar 605,350,000	United States Dollar 19,226,616	Citibank, N.A.	118,225	—	118,225

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/3/15	Euro 42,438,276	Polish Zloty 176,615,372	JPMorgan Chase Bank, N.A.	$29,712	$—	$29,712
11/3/15	Hungarian Forint 4,264,775,000	Euro 13,769,998	JPMorgan Chase Bank, N.A.	—	(83,822)	(83,822)
11/3/15	United States Dollar 1,441,975	Zambian Kwacha 11,560,600	Standard Chartered Bank	3,581	—	3,581
11/3/15	United States Dollar 1,441,794	Zambian Kwacha 11,434,000	Standard Chartered Bank	—	(12,068)	(12,068)
11/4/15	Euro 2,001,627	United States Dollar 2,215,801	Deutsche Bank AG	14,551	—	14,551
11/4/15	Euro 1,949,061	United States Dollar 2,143,967	Deutsche Bank AG	525	—	525
11/4/15	United States Dollar 4,714,498	Zambian Kwacha 38,095,500	Barclays Bank PLC	46,366	—	46,366
11/4/15	United States Dollar 4,714,356	Zambian Kwacha 38,092,000	Barclays Bank PLC	46,070	—	46,070
11/6/15	United States Dollar 1,103,987	Zambian Kwacha 8,762,300	Standard Chartered Bank	—	(10,098)	(10,098)
11/27/15	Euro 13,856,000	United States Dollar 16,597,890	HSBC Bank USA, N.A.	1,353,243	—	1,353,243
11/27/15	Euro 9,984,000	United States Dollar 12,564,864	Standard Chartered Bank	1,580,268	—	1,580,268
11/30/15	United States Dollar 827,484	Zambian Kwacha 6,413,000	Standard Chartered Bank	—	(36,264)	(36,264)
12/3/15	United States Dollar 833,801	Zambian Kwacha 6,537,000	ICBC Standard Bank plc	—	(28,462)	(28,462)
12/3/15	United States Dollar 1,389,642	Zambian Kwacha 10,867,000	ICBC Standard Bank plc	—	(50,859)	(50,859)
12/4/15	United States Dollar 791,226	Zambian Kwacha 6,132,000	Standard Chartered Bank	—	(36,149)	(36,149)
12/8/15	United States Dollar 833,761	Zambian Kwacha 6,495,000	ICBC Standard Bank plc	—	(35,542)	(35,542)
12/16/15	United States Dollar 2,060,300	Zambian Kwacha 16,298,000	Standard Chartered Bank	—	(65,079)	(65,079)
12/23/15	United States Dollar 466,416	Zambian Kwacha 3,722,000	Citibank, N.A.	—	(12,304)	(12,304)
12/28/15	United States Dollar 775,693	Zambian Kwacha 6,159,000	Standard Chartered Bank	—	(26,058)	(26,058)
1/11/16	United States Dollar 310,255	Zambian Kwacha 2,496,000	BNP Paribas	—	(8,492)	(8,492)
1/11/16	United States Dollar 833,846	Zambian Kwacha 7,046,000	ICBC Standard Bank plc	18,004	—	18,004
1/13/16	New Turkish Lira 37,911,000	United States Dollar 13,756,055	BNP Paribas	676,050	—	676,050
1/13/16	New Turkish Lira 57,899,235	United States Dollar 20,564,459	BNP Paribas	588,138	—	588,138
1/13/16	New Turkish Lira 14,607,000	United States Dollar 5,365,881	BNP Paribas	326,192	—	326,192
1/13/16	New Turkish Lira 29,723,500	United States Dollar 10,911,631	Standard Chartered Bank	656,466	—	656,466
1/13/16	United States Dollar 45,963,522	New Turkish Lira 112,747,140	Bank of America, N.A.	—	(7,063,645)	(7,063,645)
1/13/16	United States Dollar 11,219,986	New Turkish Lira 27,393,595	Deutsche Bank AG	—	(1,768,682)	(1,768,682)
1/14/16	United States Dollar 749,704	Zambian Kwacha 6,335,000	Standard Chartered Bank	15,090	—	15,090
1/15/16	United States Dollar 777,415	Zambian Kwacha 6,196,000	Citibank, N.A.	—	(29,760)	(29,760)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/19/16	United States Dollar 749,617	Zambian Kwacha 6,368,000	Standard Chartered Bank	$17,328	$—	$17,328
1/19/16	United States Dollar 3,102,603	Zambian Kwacha 25,325,000	Standard Chartered Bank	—	(52,525)	(52,525)
1/29/16	Euro 3,615,376	Serbian Dinar 462,948,912	Citibank, N.A.	161,770	—	161,770
1/29/16	Euro 1,307,376	Serbian Dinar 165,749,109	Citibank, N.A.	43,635	—	43,635
1/29/16	Euro 675,422	Serbian Dinar 85,576,000	Deutsche Bank AG	22,059	—	22,059
2/10/16	United States Dollar 2,078,966	Zambian Kwacha 16,683,700	Citibank, N.A.	—	(89,930)	(89,930)
3/2/16	United States Dollar 15,583,475	Yuan Renminbi Offshore 101,090,000	Deutsche Bank AG	394,741	—	394,741
3/2/16	United States Dollar 31,170,373	Yuan Renminbi Offshore 202,210,000	Goldman Sachs International	790,800	—	790,800
3/2/16	Yuan Renminbi Offshore 101,090,000	United States Dollar 16,002,849	Deutsche Bank AG	24,634	—	24,634
3/2/16	Yuan Renminbi Offshore 202,210,000	United States Dollar 32,012,982	Goldman Sachs International	51,809	—	51,809
3/7/16	United States Dollar 15,584,404	Yuan Renminbi Offshore 101,082,000	Bank of America, N.A.	385,924	—	385,924
3/7/16	United States Dollar 15,584,676	Yuan Renminbi Offshore 101,090,000	Citibank, N.A.	386,916	—	386,916
3/7/16	United States Dollar 15,252,178	Yuan Renminbi Offshore 98,918,000	Goldman Sachs International	376,251	—	376,251
3/7/16	Yuan Renminbi Offshore 101,082,000	United States Dollar 16,001,583	Bank of America, N.A.	31,255	—	31,255
3/7/16	Yuan Renminbi Offshore 101,090,000	United States Dollar 16,002,849	Citibank, N.A.	31,258	—	31,258
3/7/16	Yuan Renminbi Offshore 98,918,000	United States Dollar 15,657,776	Goldman Sachs International	29,347	—	29,347
3/10/16	United States Dollar 1,050,739	Zambian Kwacha 8,572,000	Standard Chartered Bank	—	(40,996)	(40,996)
3/14/16	United States Dollar 1,013,301	Zambian Kwacha 8,304,000	ICBC Standard Bank plc	—	(36,737)	(36,737)
3/14/16	United States Dollar 1,013,889	Zambian Kwacha 8,395,000	Standard Chartered Bank	—	(26,623)	(26,623)
3/24/16	United States Dollar 1,873,432	Zambian Kwacha 15,774,300	Barclays Bank PLC	—	(25,949)	(25,949)
4/4/16	Omani Rial 9,663,500	United States Dollar 25,000,000	Standard Chartered Bank	—	(26,329)	(26,329)
5/11/16	Omani Rial 10,079,000	United States Dollar 25,976,804	BNP Paribas	—	(108,115)	(108,115)
5/26/16	Omani Rial 9,697,750	United States Dollar 25,000,000	Standard Chartered Bank	—	(92,403)	(92,403)
6/8/16	Omani Rial 15,499,200	United States Dollar 40,000,000	Standard Chartered Bank	—	(95,278)	(95,278)
3/20/17	Omani Rial 9,685,000	United States Dollar 25,000,000	Standard Chartered Bank	28,973	—	28,973
5/31/17	Omani Rial 6,858,000	United States Dollar 17,562,100	Deutsche Bank AG	—	(106,359)	(106,359)
6/5/17	Omani Rial 9,788,750	United States Dollar 25,000,000	Standard Chartered Bank	—	(217,679)	(217,679)
6/5/17	Omani Rial 19,600,000	United States Dollar 50,000,000	Standard Chartered Bank	—	(493,323)	(493,323)

				$80,098,150	$(36,105,498)	$43,992,652

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/10/15	COP	68,550,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$23,518,682	$37,125
8/11/15	COP	69,294,700	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	23,773,942	37,672
8/18/15	COP	119,249,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	42,296,958	(37,016)
8/21/15	COP	255,623,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	90,509,181	(11,984)
9/3/15	COP	82,308,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	28,059,870	230,089
9/3/15	COP	17,893,200	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	6,123,140	26,489
9/3/15	COP	58,230,800	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	20,946,913	156,974
9/3/15	COP	35,348,700	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	12,696,934	111,588
9/16/15	COP	34,285,500	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	11,729,396	55,508
9/21/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	46,346,041	160,013
9/23/15	COP	46,660,200	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	15,977,392	61,435
9/23/15	COP	143,527,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	50,804,571	191,380
9/23/15	COP	102,982,300	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	41,849,790	616,619
9/30/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	46,274,661	268,780

						$1,904,672

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
11/15	1,016 Brent Crude Oil	Short	$(60,796,414)	$(55,118,000)	$5,678,414
12/15	274 Gold	Short	(29,844,080)	(30,005,740)	(161,660)
Equity Futures
8/15	55 Hang Seng H-Shares Index	Long	3,996,750	3,940,675	(56,075)
8/15	3,279 SGX CNX Nifty Index	Long	55,442,731	56,210,658	767,927
9/15	442 E-mini S&P 500 Index	Short	(46,389,005)	(46,374,640)	14,365
9/15	86 Nikkei 225 Index	Long	8,877,350	8,847,679	(29,671)
9/15	4,518 SET50 Index	Short	(24,825,571)	(23,842,678)	982,893
9/15	487 TOPIX Index	Long	64,718,119	65,223,758	505,639

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
9/15	2,616 Euro-Bobl	Short	$(370,734,960)	$(374,383,700)	$(3,648,740)
9/15	287 Euro-Bund	Short	(48,268,959)	(48,666,559)	(397,600)
9/15	735 IMM 10-Year Interest Rate Swap	Long	72,060,209	70,714,277	(1,345,932)
9/15	234 Japan 10-Year Bond	Short	(276,873,740)	(278,587,163)	(1,713,423)
9/15	1,226 U.S. 2-Year Deliverable Interest Rate Swap	Short	(123,344,342)	(123,691,906)	(347,564)
9/15	1,368 U.S. 5-Year Deliverable Interest Rate Swap	Short	(138,444,525)	(140,113,125)	(1,668,600)
9/15	1,503 U.S. 5-Year Treasury Note	Short	(179,435,453)	(180,125,156)	(689,703)
9/15	3,412 U.S. 10-Year Deliverable Interest Rate Swap	Short	(347,361,711)	(354,101,625)	(6,739,914)
9/15	1,564 U.S. 10-Year Treasury Note	Short	(199,002,829)	(199,312,250)	(309,421)
9/15	106 U.S. 30-Year Deliverable Interest Rate Swap	Short	(10,605,885)	(11,153,188)	(547,303)
9/15	103 U.S. Long Treasury Bond	Short	(15,925,809)	(16,061,563)	(135,754)
3/17	4,775 CME 90-Day Eurodollar	Short	(1,173,131,161)	(1,176,380,937)	(3,249,776)

					$(13,091,898)

CME: Chicago Mercantile Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-Shares Index: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SET: Stock Exchange of India

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	1,555	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	9/16/17	$4,596
LCH.Clearnet(1)	EUR	1,572	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/16/17	4,791
LCH.Clearnet(1)	EUR	36,250	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	9/16/20	(355,480)
LCH.Clearnet(1)	EUR	14,060	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(346,081)
LCH.Clearnet	HUF	589,390	Pays	6-month HUF BUBOR	5.20		12/16/16	170,237
LCH.Clearnet	HUF	829,350	Pays	6-month HUF BUBOR	5.12		1/16/17	233,397
LCH.Clearnet	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(657,979)
LCH.Clearnet	HUF	680,000	Pays	6-month HUF BUBOR	5.22		1/20/17	196,845
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57		11/14/18	(2,445,823)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43		11/15/18	(3,000,684)
LCH.Clearnet	NZD	101,351	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,720,676
LCH.Clearnet	NZD	38,010	Pays	3-month NZD Bank Bill	4.02		11/27/17	636,836

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	71,019	Pays	3-month NZD Bank Bill	3.96%		11/28/17	$1,129,468
LCH.Clearnet	PLN	33,910	Pays	6-month PLN WIBOR	4.40		8/20/17	786,830
LCH.Clearnet	PLN	372,117	Pays	6-month PLN WIBOR	1.95		10/27/19	381,136
LCH.Clearnet	PLN	44,238	Pays	6-month PLN WIBOR	1.78		2/27/20	(205,581)
LCH.Clearnet	PLN	69,237	Pays	6-month PLN WIBOR	1.72		2/27/20	(368,031)
LCH.Clearnet	PLN	206,755	Pays	6-month PLN WIBOR	1.78		2/27/20	(953,521)
LCH.Clearnet		$8,043	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	70,302
LCH.Clearnet		$15,300	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	123,343
LCH.Clearnet(1)		$10,439	Pays	3-month USD-LIBOR-BBA	1.70		7/31/20	53,173
LCH.Clearnet		$15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	50,299
LCH.Clearnet		$19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	62,638
LCH.Clearnet		$13,918	Pays	3-month USD-LIBOR-BBA	2.10	(2)	7/27/22	105,670
LCH.Clearnet		$14,712	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	59,903
LCH.Clearnet(1)		$16,500	Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/16/25	(223,239)
LCH.Clearnet(1)		$18,928	Receives	3-month USD-LIBOR-BBA	3.00	(2)	9/18/45	(536,867)

								$(3,303,146)

EUR	-	Euro

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	COP	64,526,440	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$(4,899)
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	(14,090)
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	(7,653)
Bank of America, N.A.	COP	84,689,725	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(56,997)
Bank of America, N.A.	COP	67,751,790	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	(46,123)
Bank of America, N.A.	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(259,011)
Bank of America, N.A.	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	680,939
Bank of America, N.A.	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	171,726
Bank of America, N.A.	MYR	46,640	Pays	3-month MYR KLIBOR	3.75	4/28/20	(209,031)
Bank of America, N.A.	MYR	21,630	Pays	3-month MYR KLIBOR	3.76	4/29/20	(95,216)
Bank of America, N.A.	MYR	28,090	Pays	3-month MYR KLIBOR	3.79	5/5/20	(111,336)
Bank of America, N.A.	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	414,165
Bank of America, N.A.	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(253,118)
Bank of America, N.A.	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	263,329
Bank of America, N.A.	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(238,118)
Bank of America, N.A.	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(1,611,014)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,496,647
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	645,980
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,846,735

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82%	11/19/17	$3,138,805
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(2,732,108)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	1,032,527
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(67,815)
BNP Paribas	CNY	155,510	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(52,655)
BNP Paribas	MYR	60,900	Pays	3-month MYR KLIBOR	3.76	4/28/20	(267,788)
BNP Paribas	MYR	42,400	Pays	3-month MYR KLIBOR	3.75	4/29/20	(187,842)
BNP Paribas	MYR	31,760	Pays	3-month MYR KLIBOR	3.75	4/30/20	(143,545)
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,516,388
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,163,973)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	288,918
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(231,416)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	1,383,059
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	39,650
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(35,929)
Citibank, N.A.	MYR	42,530	Pays	3-month MYR KLIBOR	3.74	4/30/20	(194,048)
Citibank, N.A.	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	363,704
Citibank, N.A.	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	931,612
Citibank, N.A.	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	212,300
Citibank, N.A.	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	670,660
Citibank, N.A.	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	624,183
Citibank, N.A.	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	713,465
Citibank, N.A.	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(534,975)
Citibank, N.A.	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	553,512
Citibank, N.A.	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	451,909
Citibank, N.A.	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,357,782
Citibank, N.A.	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,228,857)
Deutsche Bank AG	BRL	87,307	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	88,926
Deutsche Bank AG	BRL	92,820	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	68,799
Deutsche Bank AG	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(135,516)
Deutsche Bank AG	CNY	156,128	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(67,592)
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(162,011)
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(98,346)
Deutsche Bank AG	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	349,106
Deutsche Bank AG	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(319,739)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	2.15	6/28/20	(97,951)
Deutsche Bank AG	SAR	38,759	Receives	3-month Saudi Riyal Interbank Offered Rate	2.19	8/2/20	(65,163)
Deutsche Bank AG	SAR	58,140	Receives	3-month Saudi Riyal Interbank Offered Rate	2.13	8/2/20	(52,935)
Goldman Sachs International	BRL	259,485	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,650,935)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	BRL	299,451	Pays	Brazil CETIP Interbank Deposit Rate	12.08%	1/2/17	$(1,795,865)
Goldman Sachs International	BRL	149,601	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	478,123
Goldman Sachs International	BRL	267,610	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	604,672
Goldman Sachs International	BRL	415,918	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	1,291,925
Goldman Sachs International	BRL	542,992	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	1,206,290
Goldman Sachs International	BRL	61,202	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	1,347,716
Goldman Sachs International	BRL	70,793	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,782,987
Goldman Sachs International	CLP	2,945,882	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	15,424
Goldman Sachs International	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(135,516)
Goldman Sachs International	CNY	312,259	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(135,186)
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(105,311)
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(134,378)
Goldman Sachs International	MYR	60,910	Pays	3-month MYR KLIBOR	3.75	4/28/20	(272,986)
Goldman Sachs International	MYR	41,800	Pays	3-month MYR KLIBOR	3.80	5/5/20	(162,214)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	465,181
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	681,640
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	(58,876)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	(99,104)
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	(137,174)
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	(105,706)
HSBC Bank USA, N.A.	COP	47,836,915	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(32,195)
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(105,311)
JPMorgan Chase Bank, N.A.	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,062,048)
JPMorgan Chase Bank, N.A.	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	557,528
JPMorgan Chase Bank, N.A.	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,251,418)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	342,642
JPMorgan Chase Bank, N.A.	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	599,342
Morgan Stanley & Co. International PLC	COP	43,105,195	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	(2,158)
Morgan Stanley & Co. International PLC	COP	43,289,270	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	(8,287)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46%	6/24/17	$(132,756)
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(113,597)
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(134,053)

							$10,296,412

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

HUF	-	Hungarian Forint

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

SAR	-	Saudi Riyal

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$4,600	1.00	%(1)	6/20/17	1.17%	$(9,899)	$57,866	$47,967

Total		$4,600					$(9,899)	$57,866	$47,967

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$3,910	1.00	%(1)	12/20/19	$152,099	$(104,585)	$47,514
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	435,252	(290,513)	144,739
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	246,630	(161,496)	85,134

Total						$833,981	$(556,594)	$277,387

Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Barclays Bank PLC	$4,950	1.00	%(1)	3/20/20	1.69%	$(144,574)	$153,943	$9,369
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	1.69	(1,011,289)	1,074,485	63,196
Colombia	BNP Paribas	4,870	1.00	(1)	3/20/20	1.69	(142,238)	148,446	6,208

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	BNP Paribas	$2,920	1.00	%(1)	3/20/20	1.69%	$(85,284)	$89,148	$3,864
Colombia	BNP Paribas	2,000	1.00	(1)	3/20/20	1.69	(58,414)	60,244	1,830
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	1.69	(83,765)	86,648	2,883
Colombia	JPMorgan Chase Bank, N.A.	1,950	1.00	(1)	3/20/20	1.69	(56,953)	60,351	3,398
Dominican Republic	Barclays Bank PLC	9,060	1.00	(1)	3/20/16	2.41	(71,174)	110,780	39,606
Nigeria	Citibank, N.A.	5,060	3.50		6/20/16	2.64	57,856	5,510	63,366
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	1.08	(23,799)	152,304	128,505
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	1.08	(23,799)	75,005	51,206
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/15	0.77	7,995	2,495	10,490
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/15	0.77	34,339	10,586	44,925
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/15	0.77	10,429	3,370	13,799
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	1.26	(88,274)	279,062	190,788
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	1.26	(92,400)	152,316	59,916
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	1.26	(71,418)	104,939	33,521
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	1.26	(129,883)	161,201	31,318
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.77	17,209	12,159	29,368
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.77	24,274	8,782	33,056
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.77	14,835	5,322	20,157
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.20	(10,716)	51,010	40,294
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.26	(50,569)	124,004	73,435
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.26	(40,278)	92,105	51,827
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.26	(84,282)	214,180	129,898
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.26	(74,656)	160,514	85,858
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.26	(40,810)	120,004	79,194
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.77	34,339	12,442	46,781
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.77	21,121	17,009	38,130
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.77	15,643	6,170	21,813
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.26	(44,359)	151,939	107,580
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/15	0.77	17,926	8,168	26,094
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/15	0.77	7,888	3,698	11,586
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/15	0.77	7,995	2,636	10,631
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/15	0.77	2,079	873	2,952

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$13,005	1.00	%(1)	12/20/15	0.77%	$26,285	$9,510	$35,795
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	1.26	(75,144)	263,860	188,716
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	1.26	(67,425)	213,153	145,728
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	1.26	(40,810)	100,073	59,263
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.77	35,036	13,306	48,342
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.77	16,209	6,393	22,602
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.26	(47,420)	158,187	110,767
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.38	(62,643)	90,841	28,198
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	1.26	(40,810)	137,952	97,142
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	1.26	(40,571)	99,486	58,915
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.38	(57,005)	85,913	28,908
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	1.26	(40,810)	116,392	75,582
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.20	(11,787)	54,588	42,801
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.26	(40,810)	114,584	73,774
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.26	(39,479)	74,347	34,868
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.26	(17,744)	26,132	8,388
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.38	(55,193)	81,611	26,418
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.58	(1,180,377)	1,076,548	(103,829)
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.58	(248,678)	226,803	(21,875)

Total		$654,961					$(4,144,182)	$6,671,527	$2,527,345

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Barclays Bank PLC	$9,861	1.00	%(1)	12/20/18	$125,204	$(79,151)	$46,053
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	36,747	(15,186)	21,561
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	65,670	(39,383)	26,287
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	45,632	(31,385)	14,247
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	58,914	(32,678)	26,236
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	64,182	(34,615)	29,567
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	114,272	(70,582)	43,690
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	57,136	(35,987)	21,149
Chile	Barclays Bank PLC	5,660	1.00	(1)	6/20/20	(12,905)	64,335	51,430
Chile	Barclays Bank PLC	11,456	1.00	(1)	9/20/20	(6,588)	60,832	54,244
Chile	Goldman Sachs International	18,770	1.00	(1)	9/20/20	(10,795)	145,603	134,808
Chile	Goldman Sachs International	12,300	1.00	(1)	9/20/20	(7,074)	95,364	88,290
Chile	Goldman Sachs International	9,870	1.00	(1)	9/20/20	(5,676)	52,495	46,819
Chile	Goldman Sachs International	9,867	1.00	(1)	9/20/20	(5,675)	52,274	46,599
Chile	JPMorgan Chase Bank, N.A.	9,450	1.00	(1)	9/20/20	(5,435)	73,268	67,833
Chile	JPMorgan Chase Bank, N.A.	9,870	1.00	(1)	9/20/20	(5,676)	68,872	63,196
Chile	JPMorgan Chase Bank, N.A.	5,930	1.00	(1)	9/20/20	(3,410)	34,411	31,001
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(241,561)	(216,819)	(458,380)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(407,095)	(332,521)	(739,616)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(148,582)	(115,340)	(263,922)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(173,760)	(134,886)	(308,646)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	607,193	(604,182)	3,011
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	303,847	(302,355)	1,492
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	303,847	(302,713)	1,134
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	303,847	(311,131)	(7,284)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	38,026	(64,338)	(26,312)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	241,467	(389,407)	(147,940)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	185,535	(182,157)	3,378
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	157,302	(160,725)	(3,423)
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	201,669	(230,071)	(28,402)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	420,143	(478,653)	(58,510)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	28,519	(47,677)	(19,158)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	95,064	(162,600)	(67,536)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	72,845	(107,394)	(34,549)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	96,098	(141,649)	(45,551)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	101,721	(208,443)	(106,722)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	76,028	(145,233)	(69,205)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	377,862	(712,704)	(334,842)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	111,590	(110,486)	1,104
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	286,370	(296,362)	(9,992)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	672,229	(730,313)	(58,084)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	73,512	(72,198)	1,314
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	12,295	(11,791)	504
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	7,795	(13,569)	(5,774)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	38,026	(63,737)	(25,711)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	127,223	(152,390)	(25,167)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	148,563	(151,795)	(3,232)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	229,230	(234,456)	(5,226)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	124,970	(123,147)	1,823
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	154,421	(316,432)	(162,011)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	84,485	(161,520)	(77,035)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	8,008	(31,575)	(23,567)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	26,333	(42,698)	(16,365)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	30,326	(52,581)	(22,255)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$47,532	$(80,778)	$(33,246)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	47,532	(82,341)	(34,809)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	73,129	(151,296)	(78,167)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	80,185	(159,998)	(79,813)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	179,677	(328,342)	(148,665)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	167,119	(341,380)	(174,261)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	118,639	(163,542)	(44,903)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	965,725	(1,426,368)	(460,643)
Egypt	Bank of America, N.A.	7,050	1.00	(1)	9/20/15	1,621	(9,247)	(7,626)
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	2,069	(11,805)	(9,736)
Egypt	Citibank, N.A.	3,050	1.00	(1)	12/20/15	8,104	(15,855)	(7,751)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	425,425	(246,572)	178,853
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,675	(2,846)	1,829
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	29,226	(53,570)	(24,344)
Egypt	Deutsche Bank AG	4,175	1.00	(1)	9/20/15	960	(7,026)	(6,066)
Egypt	Deutsche Bank AG	8,200	1.00	(1)	9/20/15	1,885	(10,981)	(9,096)
Egypt	Deutsche Bank AG	2,855	1.00	(1)	12/20/15	7,585	(13,501)	(5,916)
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	476,849	(245,746)	231,103
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	430,100	(250,468)	179,632
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	425,425	(248,078)	177,347
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	2,230	(13,386)	(11,156)
Guatemala	Citibank, N.A.	18,256	1.00	(1)	9/20/20	1,683,329	(720,518)	962,811
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	1,999	(34,099)	(32,100)
Lebanon	Citibank, N.A.	6,000	1.00	(1)	9/20/15	(3,445)	(16,383)	(19,828)
Lebanon	Citibank, N.A.	15,000	1.00	(1)	9/20/15	(8,612)	(38,039)	(46,651)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	(2,871)	(12,702)	(15,573)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	1,780	(29,230)	(27,450)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	1,999	(33,695)	(31,696)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	3,319	(54,640)	(51,321)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	9,081	(156,710)	(147,629)
Lebanon	Deutsche Bank AG	6,700	1.00	(1)	9/20/15	(3,847)	(15,153)	(19,000)
Lebanon	Deutsche Bank AG	3,085	1.00	(1)	12/20/15	1,234	(21,176)	(19,942)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	12/20/15	1,999	(34,502)	(32,503)
Lebanon	Deutsche Bank AG	6,890	1.00	(1)	12/20/15	2,755	(47,100)	(44,345)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	(2,067)	(9,146)	(11,213)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	975,469	(1,510,674)	(535,205)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(505,860)	288,856	(217,004)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(468,818)	247,599	(221,219)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	44,251	(85,050)	(40,799)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(618,336)	102,307	(516,029)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	516,919	(714,382)	(197,463)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	142,977	(207,264)	(64,287)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	152,143	(190,024)	(37,881)
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	252,960	(311,455)	(58,495)
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	524,251	(670,786)	(146,535)
Philippines	Bank of America, N.A.	9,300	1.00	(1)	9/20/15	(20,210)	(5,628)	(25,838)
Philippines	Deutsche Bank AG	9,500	1.00	(1)	9/20/15	(20,645)	(7,202)	(27,847)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	9/20/15	(21,731)	(7,428)	(29,159)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(15,646)	(4,183)	(19,829)
Philippines	HSBC Bank USA, N.A.	4,400	1.00	(1)	9/20/15	(9,562)	(3,121)	(12,683)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(21,731)	(8,192)	(29,923)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(21,731)	(8,674)	(30,405)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(21,731)	(8,065)	(29,796)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Bank of America, N.A.	$8,500	1.00	%(1)	9/20/19	$(171,913)	$118,087	$(53,826)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(175,936)	130,567	(45,369)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(88,181)	64,072	(24,109)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(303,377)	220,473	(82,904)
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(19,315)	13,677	(5,638)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(39,409)	33,485	(5,924)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(39,409)	31,546	(7,863)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(301,874)	146,821	(155,053)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(87,180)	42,640	(44,540)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(53,197)	32,300	(20,897)
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	(60,647)	25,175	(35,472)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(151,428)	11,222	(140,206)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(39,478)	23,708	(15,770)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(148,647)	116,842	(31,805)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(39,478)	22,345	(17,133)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(90,341)	51,134	(39,207)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(50,473)	28,582	(21,891)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(100,486)	47,900	(52,586)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(31,251)	(10,607)	(41,858)
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	(16,711)	2,417	(14,294)
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(41,984)	22,438	(19,546)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(37,565)	31,961	(5,604)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(46,092)	25,326	(20,766)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(75,683)	47,905	(27,778)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(31,660)	15,471	(16,189)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(79,380)	40,016	(39,364)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	(52,026)	30,135	(21,891)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(78,093)	(26,859)	(104,952)
Russia	JPMorgan Chase Bank, N.A.	16,870	1.00	(1)	6/20/18	864,198	(175,102)	689,096
Russia	JPMorgan Chase Bank, N.A.	8,550	1.00	(1)	6/20/18	437,990	(80,076)	357,914
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(1,007,676)	841,862	(165,814)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	246,203	(128,219)	117,984
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	303,530	(125,434)	178,096
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,007,777	(352,698)	655,079
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	306,070	(117,494)	188,576
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,666,292	(1,480,909)	1,185,383
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,896,819	(1,166,764)	730,055
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,466,096	(861,042)	605,054
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,812,132	(1,402,466)	409,666
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	246,203	(148,217)	97,986
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	221,294	(92,629)	128,665
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	221,294	(105,497)	115,797
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	221,294	(150,916)	70,378
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	493,989	(444,042)	49,947
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	653,339	(482,149)	171,190
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	712,384	(248,392)	463,992
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	435,379	(160,902)	274,477
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	988,022	(656,544)	331,478

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$9,080	1.00	%(1)	9/20/22	$826,842	$(589,305)	$237,537
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,532,572	(1,029,952)	502,620
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	988,022	(674,566)	313,456
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	225,720	(103,614)	122,106
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	203,591	(113,695)	89,896
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	246,994	(163,318)	83,676
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	493,989	(433,441)	60,548
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,007,777	(374,992)	632,785
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	619,851	(297,895)	321,956
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	459,105	(179,521)	279,584
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	910,619	(731,798)	178,821
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	680,561	(365,308)	315,253
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	303,530	(124,301)	179,229
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	299,447	(148,938)	150,509
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	78,945	(39,303)	39,642
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	771,403	(280,314)	491,089
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,542,588	(1,191,608)	350,980
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,384,141	(1,064,629)	319,512
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,028,241	(381,190)	647,051
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	475,713	(179,215)	296,498
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	973,452	(728,746)	244,706
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	764,648	(575,620)	189,028
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	695,828	(503,024)	192,804
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	203,215	(145,039)	58,176
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	179,377	(153,647)	25,730
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	225,720	(101,792)	123,928
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	221,294	(103,366)	117,928
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	230,146	(148,559)	81,587
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	246,994	(157,842)	89,152
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	246,994	(223,784)	23,210
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	810,451	(534,315)	276,136
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	364,248	(221,338)	142,910
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	673,714	(499,130)	174,584
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(126,767)	(176,033)	(302,800)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(57,826)	(296,827)	(354,653)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(104,893)	(63,455)	(168,348)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(84,511)	(415,932)	(500,443)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(57,147)	(371,722)	(428,869)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(29,742)	(258,751)	(288,493)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(280,525)	(2,477,406)	(2,757,931)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(23,003)	(65,435)	(88,438)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(104,893)	(144,893)	(249,786)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(38,551)	(145,410)	(183,961)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(84,650)	(110,417)	(195,067)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(84,511)	(260,962)	(345,473)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Deutsche Bank AG	$13,950	1.00	%(1)	6/20/20	$(117,893)	$(483,002)	$(600,895)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(81,158)	(614,670)	(695,828)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(151,381)	(1,336,894)	(1,488,275)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(42,256)	(209,651)	(251,907)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(65,867)	(437,575)	(503,442)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(38,551)	(141,587)	(180,138)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(115,652)	(841,489)	(957,141)
Thailand	Bank of America, N.A.	4,000	1.00	(1)	9/20/15	(8,696)	(769)	(9,465)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(46,378)	—	(46,378)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(19,830)	—	(19,830)
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(10,871)	(1,343)	(12,214)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(10,218)	(841)	(11,059)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(19,567)	(1,613)	(21,180)
Thailand	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(21,741)	(1,792)	(23,533)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(10,871)	(895)	(11,766)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(10,871)	(1,280)	(12,151)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	155,868	(269,426)	(113,558)
Tunisia	Citibank, N.A.	3,990	1.00	(1)	9/20/17	88,466	(164,364)	(75,898)
Tunisia	Deutsche Bank AG	7,390	1.00	(1)	6/20/17	136,456	(233,082)	(96,626)
Tunisia	Deutsche Bank AG	13,700	1.00	(1)	6/20/17	252,969	(409,362)	(156,393)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	148,552	(232,478)	(83,926)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	164,737	(271,355)	(106,618)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	148,552	(257,409)	(108,857)
Tunisia	JPMorgan Chase Bank, N.A.	8,770	1.00	(1)	9/20/17	194,447	(353,471)	(159,024)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	36,930	(63,036)	(26,106)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	156,151	(278,597)	(122,446)

						$42,616,683	$(45,952,326)	$(3,335,643)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $659,561,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month USD-LIBOR-BBA on USD 14,619,061 plus TRY 26,000,000	6.97% on TRY 26,000,000 plus USD 14,619,061	8/18/11/ 8/18/21	$5,834,316
Barclays Bank PLC	3-month USD-LIBOR-BBA on USD 40,080,160 plus TRY 60,000,000	8.25% on TRY 60,000,000 plus USD 40,080,160	8/11/10/ 8/11/20	18,017,871
Barclays Bank PLC	3-month USD-LIBOR-BBA on USD 16,650,318 plus TRY 25,350,110	8.32% on TRY 25,350,110 plus USD 16,650,318	8/16/10/ 8/16/20	7,311,658
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 16,700,067 plus TRY 25,000,000	8.20% on TRY 25,000,000 plus USD 16,700,067	8/11/10/ 8/11/20	7,529,798
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 2,448,998 plus TRY 3,908,602	8.23% on TRY 3,908,602 plus USD 2,448,998	2/25/11/ 2/25/21	1,099,711
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 14,860,702 plus TRY 22,253,902	8.26% on TRY 22,253,902 plus USD 14,860,702	8/11/10/ 8/11/20	6,673,853
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 8,995,784 plus TRY 14,321,288	8.20% on TRY 14,321,288 plus USD 8,995,784	2/24/11/ 2/24/21	4,057,614
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 297,341,420 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	15,957
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	(13,571)
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 281,690,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(19,843)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(13,433)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	(14,911)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 300,890,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	(21,644)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 300,900,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	$(214,015)
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 18,012,008 plus TRY 27,000,000	8.29% on TRY 27,000,000 plus USD 18,012,008	8/11/10/ 8/11/20	8,064,649
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 13,333,333 plus TRY 20,000,000	8.36% on TRY 20,000,000 plus USD 13,333,333	8/11/10/ 8/11/20	5,939,881
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 5,610,195 plus TRY 10,000,173	6.96% on TRY 10,000,173 plus USD 5,610,195	8/18/11/ 8/18/21	2,233,368
JPMorgan Chase Bank, N.A.	10.76% on TRY 52,047,000 plus USD 24,435,211	3-month USD-LIBOR-BBA on USD 24,435,211 plus TRY 52,047,000	4/8/14/ 4/8/16	(5,004,164)

				$61,477,095

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Goldman Sachs International	CLF	74	CLP	1,807,826	6-month Sinacofi Chile Interbank Rate	1.17%	12/9/19	$72,657

								$72,657

								Net Unrealized Appreciation (Depreciation)
								$61,549,752

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	959	AUD	—	CAD	—	CNH	1,925,000	EUR134,142	GBP	57,668	JPY	14,321,055	$23,707,575
Options written	603		230,416		88,807		—	378,919		61,337		13,536,360	63,941,223
Options exercised			(230,416)		(88,807)		(803,623)	(288,932)		—		(19,473,015)	(37,814,985)
Option expired	(959)		—		—		(1,121,377)	—		(57,668)		—	(8,293,966)

Outstanding, end of period	603	AUD	—	CAD	—	CNH	—	EUR224,129	GBP	61,337	JPY	8,384,400	$41,539,847

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$5,678,414	$(161,660)

Total		$5,678,414	$(161,660)

Credit	Credit Default Swaps	$51,076,926	$(12,604,425)
Credit	Credit Default Swaps (Centrally Cleared)*	325,354	—

Total		$51,402,280	$(12,604,425)

Equity Price	Futures Contracts*	$2,270,824	$(85,746)
Equity Price	Options Purchased	14,675,740	—
Equity Price	Options Written	—	(14,278,029)

Total		$16,946,564	$(14,363,775)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$44,666,756	$—
Foreign Exchange	Currency Options Written	—	(34,513,965)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	80,098,150	(36,105,498)

Total		$124,764,906	$(70,619,463)

Interest Rate	Cross-Currency Swaps	$66,851,333	$(5,301,581)
Interest Rate	Futures Contracts*	—	(20,793,730)
Interest Rate	Interest Rate Swaps	28,678,296	(18,381,884)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	5,790,140	(9,093,286)
Interest Rate	Non-deliverable Bond Forward Contracts	1,953,672	(49,000)

Total		$103,273,441	$(53,619,481)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts in the Futures Contracts and the Centrally Cleared Swaps Contracts tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	5/7/15	On Demand	(0.75)%	$5,531,288	$5,531,288
Barclays Bank PLC	6/17/15	On Demand	(0.25)	1,986,050	1,986,050
Barclays Bank PLC	7/23/15	On Demand	(1.00)	7,043,431	7,043,431
Barclays Bank PLC	7/31/15	On Demand	(1.00)	4,577,725	4,577,725
Citibank, N.A.	5/13/15	On Demand	(1.00)	2,640,820	2,640,820
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	(0.35)	11,019,914	11,019,914
JPMorgan Chase Bank, N.A.	7/8/15	On Demand	(0.35)	1,811,601	1,811,601
JPMorgan Chase Bank, N.A.	7/29/15	On Demand	(0.25)	15,404,602	15,404,602

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,886,495,771

Gross unrealized appreciation	$80,519,572
Gross unrealized depreciation	(339,101,400)

Net unrealized depreciation	$(258,581,828)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Foreign Government Bonds	$—	$2,690,635,078		$—	$2,690,635,078
Foreign Corporate Bonds	—	101,080,395		—	101,080,395
Senior Floating-Rate Interests	—	12,061,812		—	12,061,812
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		12,824,321	12,824,321
Corporate Bonds & Notes	—	607,849		—	607,849
Collateralized Mortgage Obligations	—	50,397,068		—	50,397,068
Mortgage Pass-Throughs	—	560,401,060		—	560,401,060
U.S. Treasury Obligations	—	31,694,214		—	31,694,214
Common Stocks	—	38,345,838	**	—	38,345,838
Investment Funds	—	11,832,554		—	11,832,554
Precious Metals	24,566,467	—		—	24,566,467
Currency Call Options Purchased	—	1,903,339		—	1,903,339
Currency Put Options Purchased	—	42,763,417		—	42,763,417
Call Options Purchased	—	14,675,740		—	14,675,740
Short-Term Investments
Foreign Government Securities	—	175,737,316		—	175,737,316
U.S. Treasury Obligations	—	25,998,154		—	25,998,154
Repurchase Agreements	—	21,006,819		—	21,006,819
Other	—	761,703,037		—	761,703,037
Total Investments	$24,566,467	$4,540,843,690		$12,824,321	$4,578,234,478
Forward Foreign Currency Exchange Contracts	$—	$80,098,150		$—	$80,098,150
Non-deliverable Bond Forward Contracts	—	1,953,672		—	1,953,672
Futures Contracts	5,692,779	2,256,459		—	7,949,238
Swap Contracts	—	153,230,676		—	153,230,676
Total	$30,259,246	$4,778,382,647		$12,824,321	$4,821,466,214

Liability Description	Level 1	Level 2	Level 3*	Total
Currency Put Options Written	$—	$(34,513,965)	$—	$(34,513,965)
Call Options Written	—	(14,278,029)	—	(14,278,029)
Securities Sold Short	—	(19,530,252)	—	(19,530,252)
Forward Foreign Currency Exchange Contracts	—	(36,105,498)	—	(36,105,498)
Non-deliverable Bond Forward Contracts	—	(49,000)	—	(49,000)
Futures Contracts	(20,955,390)	(85,746)	—	(21,041,136)
Swap Contracts	—	(45,391,075)	—	(45,391,075)
Total	$(20,955,390)	$(149,953,565)	$—	$(170,908,955)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015